Other Borrowings	6 Months Ended
Jun. 30, 2024
Advance from Federal Home Loan Bank [Abstract]
Other Borrowings
6.
Other Borrowings

The Bank has a line of credit with the FHLB through which advances are drawn. Pursuant to collateral agreements with the FHLB, advances are secured by a blanket-floating lien on first mortgage loans and cash and investments held at FHLB. The unused portion of the line of credit as of June 30, 2024 and December 31, 2023 was approximately $299 million and $314 million, respectively. As of June 30, 2024, the advances had annual maturities and weighted average interest rates as listed below.

		Weighted Average
	Amount	Interest Rate
2024	$51,500	5.57%
2025	42,000	3.97%
2026	5,000	0.98%
Total	$98,500	4.66%

As of December 31, 2023, the advances had annual maturities and weighted average interest rates as listed below.

		Weighted Average
	Amount	Interest Rate
2024	$24,200	5.06%
2025	23,000	2.82%
2026	5,000	0.98%
Total	$52,200	3.68%

As of June 30, 2024 and December 31, 2023, the Bank had $120 million borrowed on the Federal Reserve’s special Bank Term Funding Program. The borrowing carries a fixed rate of 4.76%, matures January 16, 2025, and is prepayable at any time. Collateral for borrowings is the par value of investment securities.